Subsequent Events - Additional Information (Detail) $ in Thousands, $ in Thousands			12 Months Ended
	Jan. 24, 2019 MXN ($)	Jan. 24, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Mar. 18, 2019
Disclosure of non-adjusting events after reporting period [line items]
Percentage of agreement to acquire			80.00%	80.00%
Major business combination [member] | Telefnica Mviles Guatemala S A [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of agreement to acquire	100.00%	100.00%
Purchase price paid	$ 6,326,068	$ 333,000
Major business combination [member] | Telefnica Mviles El Salvador S A de C V [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of agreement to acquire	99.30%	99.30%
Purchase price paid	$ 5,984,118	$ 315,000
Major business combination [member] | Nextel Telecomunicacoes Ltda [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of agreement to acquire					100.00%
Purchase price paid			$ 17,487,578	$ 905,000